Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Notes Payable
Notes payable outstanding were $248,911 and $318,995 at December 31, 2021 and 2020, respectively.

	12/31/2021	12/31/2020
2019 Note	$—	$—
Fifth Restated Note	—	42,534
2019 CFO Note	—	—
PPP Note	—	27,550
CEO Restated Note	248,911	248,911

Total notes payable	$248,911	$318,995

Summary of Future Principal Payments on Notes Payable	Future principal payments on the notes payable as of December 31, 2021 are as follows:

Year ended December 31,
2022	$248,911
2023	—
2024	—
2025	—
2026	—

Total notes payable	$248,911